NVIT Multi-Manager Small Company Fund
FUND SUMMARY:NVIT MULTI-MANAGER SMALL COMPANY FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees NVIT Multi-Manager Small Company Fund		Class Y Shares	Class I Shares	Class II Shares	Class III Shares	Class IV Shares
Redemption Fees	[1]				1.00%
[1]	(as a percentage of amount redeemed or exchanged within 60 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Multi-Manager Small Company Fund	Class Y Shares	Class I Shares	Class II Shares	Class III Shares	Class IV Shares
Management Fees	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	0.09%	0.24%	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.03%	1.18%	1.43%	1.18%	1.18%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Multi-Manager Small Company Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	105	328	569	1,259
Class I shares	120	375	649	1,432
Class II shares	146	452	782	1,713
Class III shares	120	375	649	1,432
Class IV shares	120	375	649	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.47% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. The Fund may invest up to 25% of its total assets in securities of foreign companies, including those in emerging market countries. Emerging market countries are developing and low or middle income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund may invest without limit in initial public offerings (“IPOs”) of small-cap companies to capitalize on the opportunity for growth. The Fund generally considers selling a security when it no longer satisfies investment criteria, no longer offers significant growth potential, reaches a target price, changes valuation, deteriorates in business quality, fails to perform as expected, or when other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.

The Fund consists of four portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA has chosen the Fund’s current subadvisers because they approach investing in small-cap stocks in a different manner from each other. For example, one subadviser favors a “value” style of investing, which means buying equity securities that the subadviser believes to be trading at prices that do not reflect a company’s value.

Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. Another subadviser looks for companies with high growth potential based on fundamental analysis, and a third subadviser looks for undervalued small-cap companies whose current product lines and balance sheets are strong. NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – small-cap companies are usually less stable in price and less liquid than are larger, more established companies. Therefore, they generally involve more risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Initial public offering risk – availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact a Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 22.81% – 2nd qtr. of 2009 Worst Quarter: -24.18% – 4th qtr. of 2008
The inception dates for Class II, Class III, Class IV and Class Y shares are March 5, 2002, July 1, 2002, April 28, 2003 and March 27, 2008, respectively. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2011)
Average Annual Total Returns NVIT Multi-Manager Small Company Fund	1 Year	5 Years	10 Years
Class Y shares	(5.46%)	0.23%	5.85%
Class I shares	(5.56%)	0.13%	5.80%
Class II shares	(5.80%)	(0.12%)	5.54%
Class III shares	(5.55%)	0.14%	5.82%
Class IV shares	(5.56%)	0.12%	5.80%
Russell 2000 Index (reflects no deduction for fees or expenses)	(4.18%)	0.15%	5.62%